Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of fair values of the identifiable assets acquired and liabilities assumed

Assets	Além da Medicina	CardioPapers	Glic
Cash and cash and equivalents	298	3,648	151
Trade receivables	1,705	1,350	94
Other assets	266	1	36
Property and equipment	37	43	-
Intangible assets	20,299	28,655	15,395
	22,605	33,697	15,676
Liabilities
Trade payables	705	1,703	1
Labor and social obligations	79	60	-
Taxes and contributions payable	1,182	352	91
Advances from customers	6,185	3,893	-
Other liabilities	-	-	574
	8,151	6,008	666
Total identifiable net assets at fair value	14,454	27,689	15,010

Goodwill arising on acquisition	12,335	14,324	15,587
Purchase consideration transferred	26,789	42,013	30,597
Cash paid	14,952	34,924	21,602
Contingent consideration	11,074	7,422	8,995
Consideration to be transferred (Price adjustment)	763	(333)	-
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	227	274	222
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	14,654	31,276	21,451
Net of cash flow on acquisition	14,881	31,550	21,673

Schedule of acquisition of glic

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Schedule of preliminary fair values of the identifiable assets acquired and liabilities acquired

Assets	iClinic	Medicinae	Medical Harbour	Cliquefarma	Shosp	Unifipmoc	Unigranrio (i)	RXPRO (ii)
Cash and cash and equivalents	1,659	201	47	1,009	397	6,140	34,755	91
Restrict cash	6,050	-	-	-	-	-	-	-
Trade receivables	1,201	-	159	501	-	34,309	26,622	1,211
Inventories	-	-	-	-	-	-	352	246
Recoverable taxes	72	15	-	-	1	1,295	738	112
Other assets	20	-	2	-	-	702	12,159	366
Right-of-use assets	88	-	-	-	-	52,079	87,265	82
Property and equipment	473	17	34	-	5	24,277	40,775	42
Indemnification assets	1,252	-	-	-	-	7,331	71,669	-
Intangible assets	84,987	4,518	7,359	14,991	4,856	227,534	510,356	6,330
	95,802	4,751	7,601	16,501	5,259	353,667	784,691	8,480
Liabilities
Trade payables	619	-	6	8	1	985	6,197	1,060
Loans and financing	-	-	299	580	-	30,179	5,533	-
Labor and social obligations	1,414	159	4	102	89	5,306	22,854	62
Taxes and contributions payable	77	4	1	307	123	758	94,025	100
Provision for legal proceedings	1,252	-	-	-	-	7,331	71,669	-
Leases liabilities	88	-	-	-	-	52,079	87,265	82
Advances from customers	400	-	35	3	167	10,745	3,387	-
Other liabilities	-	-	-	-	-	5,739	4,878	-
	3,850	163	345	1,000	380	113,122	295,808	1,304
Total identifiable net assets at fair value	91,952	4,588	7,256	15,501	4,879	240,545	488,883	7,176

Goodwill arising on acquisition	99,168	4,584	4,022	6,588	3,022	87,777	130,073	38,446
Purchase consideration transferred	191,120	9,172	11,278	22,089	7,901	328,322	618,956	45,622
Cash paid	119,620	5,600	5,000	16,166	5,855	328,322	375,670	30,263
Contingent consideration	-	3,572	6,278	2,923	1,592	-(*)	-(**)	10,171
Consideration to be transferred	-	-	-	-	454	-	243,286	76
Paid in shares	71,500	-	-	3,000	-	-	-	5,112
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	856	117	144	336	188	177	10,990	264
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	117,961	5,399	4,953	15,157	5,458	322,182	340,915	30,172
Net of cash flow on acquisition	118,817	5,516	5,097	15,493	5,646	322,359	351,905	30,436

(*)	There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$50,000.

(**)	There are 82 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$90,200.

Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Schedule Of Acquisition Of AlemDa Medicina

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Cardio Paper [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition cardiopapers

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Copyrights

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

I Clinic [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of Uniredentor

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of UniSL

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Schedule of acquisition of FESAR

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Harbour [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of PEBMED

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

P E B M E D [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of Medphone

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

U N I F I P Moc [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of FCMPB

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

U N I G R A N R I O [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of Unigranrio

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

P X P R O [Member]
IfrsStatementLineItems [Line Items]
Schedule of acquisition of RXPRO

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.